Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
bpost SA(a)	17,929	$145,955

Banks — 11.3%
KBC Ancora	5,784	275,180
KBC Group NV	34,639	2,907,609
		3,182,789
Beverages — 20.8%
Anheuser-Busch InBev SA/NV	105,201	5,870,453

Biotechnology — 7.4%
Argenx SE(a)	6,285	1,760,781
Galapagos NV(a)	7,153	346,214
		2,106,995
Capital Markets — 0.7%
Gimv NV	3,335	200,836

Chemicals — 9.2%
Recticel SA	8,079	151,913
Solvay SA	10,004	1,119,333
Tessenderlo Group SA(a)	3,333	125,631
Umicore SA	24,862	1,215,725
		2,612,602
Construction & Engineering — 2.6%
Ackermans & van Haaren NV	3,536	586,624
Cie. d'Entreprises CFE	1,429	148,260
		734,884
Distributors — 2.2%
D'ieteren Group	3,372	615,223

Diversified Financial Services — 8.1%
Groupe Bruxelles Lambert SA	11,340	1,231,518
Sofina SA	2,267	1,053,500
		2,285,018
Diversified Telecommunication Services — 1.5%
Proximus SADP	23,412	425,563

Electric Utilities — 2.1%
Elia Group SA/NV	4,671	581,919

Electronic Equipment, Instruments & Components — 0.8%
Barco NV	11,350	228,456

Entertainment — 0.5%
Kinepolis Group NV(a)	2,672	142,822

Equity Real Estate Investment Trusts (REITs) — 11.0%
Aedifica SA	4,947	662,554
Befimmo SA	4,106	146,218
Cofinimmo SA	3,960	622,743
Intervest Offices & Warehouses NV	4,216	130,683
Montea NV	1,742	252,087
Retail Estates NV	1,889	148,061
Warehouses De Pauw CVA	20,375	946,365
Xior Student Housing NV	3,629	204,754
		3,113,465
Food & Staples Retailing — 1.4%
Etablissements Franz Colruyt NV	8,370	392,931

Health Care Equipment & Supplies — 0.3%
Ion Beam Applications	4,885	78,669
Security	Shares	Value

Health Care Providers & Services — 0.5%
Fagron	10,421	$156,235

Health Care Technology — 0.4%
AGFA-Gevaert NV(a)	27,286	109,855

Insurance — 4.0%
Ageas SA/NV	21,644	1,119,319

IT Services — 0.4%
Econocom Group SA/NV	28,286	108,160

Media — 0.9%
Telenet Group Holding NV	7,429	266,533

Metals & Mining — 0.8%
Bekaert SA	5,921	238,351

Oil, Gas & Consumable Fuels — 1.0%
Euronav NV	31,094	291,873

Personal Products — 0.4%
Ontex Group NV(a)	12,693	106,658

Pharmaceuticals — 7.1%
Mithra Pharmaceuticals SA(a)(b)	4,334	98,409
UCB SA	17,370	1,899,401
		1,997,810
Real Estate Management & Development — 1.7%
Immobel SA	1,005	82,291
Shurgard Self Storage SA	1,449	89,725
VGP NV	1,188	317,292
		489,308
Semiconductors & Semiconductor Equipment — 1.3%
Melexis NV	3,191	371,548

Textiles, Apparel & Luxury Goods — 0.3%
Van de Velde NV	2,161	76,533

Wireless Telecommunication Services — 0.3%
Orange Belgium SA	3,706	81,117

Total Common Stocks — 99.5%
(Cost: $33,719,917)		28,131,880

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	98,387	98,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000
		108,426
Total Short-Term Investments — 0.4%
(Cost: $108,396)		108,426

Total Investments in Securities — 99.9%
(Cost: $33,828,313)		28,240,306

Other Assets, Less Liabilities — 0.1%		28,874

Net Assets — 100.0%		$28,269,180

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
November 30, 2021

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,177	$—	$(26,742	)(a)	$(1)	$(8)	$98,426	98,387	$3,155	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—	0	(a)	—	—	10,000	10,000	—		—
					$(1)	$(8)	$108,426		$3,155		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/17/21	$138	$(6,387)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,714,757	$26,417,123	$—	$28,131,880
Money Market Funds	108,426	—	—	108,426
	$1,823,183	$26,417,123	$—	$28,240,306
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(6,387)	$—	$(6,387)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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